Investment Risks	Apr. 28, 2026
Longleaf Partners Fund
Prospectus [Line Items]
Risk [Text Block]

The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political, economic and social changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Longleaf Partners Fund | Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Longleaf Partners Fund | Corporate Ownership Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Longleaf Partners Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.

Longleaf Partners Fund | Non U S Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political, economic and social changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Longleaf Partners Fund | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Longleaf Partners Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Risk [Text Block]

The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.

Small-Cap Risks ■ Smaller companies may have more limited product lines, markets, and financial resources than larger companies, and to the extent recently established, may have limited or no operating history to evaluate. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, our ability to dispose of such securities may be more limited.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Longleaf Partners Small-Cap Fund | Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Longleaf Partners Small-Cap Fund | Corporate Ownership Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds do not successfully address these risks, their business values and stock prices may decline and negatively impact your Fund shares.

Longleaf Partners Small-Cap Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk ■ Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the Fund’s price declines and you redeem your shares, you could lose money.

Longleaf Partners Small-Cap Fund | Non U S Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Longleaf Partners Small-Cap Fund | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Longleaf Partners Small-Cap Fund | Small Cap Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap Risks ■ Smaller companies may have more limited product lines, markets, and financial resources than larger companies, and to the extent recently established, may have limited or no operating history to evaluate. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, our ability to dispose of such securities may be more limited.

Longleaf Partners Small-Cap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and share value could fluctuate more than if a greater number of securities were held.

Longleaf Partners Global Fund
Prospectus [Line Items]
Risk [Text Block]

The following are summaries of the principal risks of investing in the Fund. For additional risk information that you should consider, see Risks of Investing in the Fund’s statutory prospectus.

Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Stock Market Risk ■ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the value of your investment goes down and you redeem your shares, you could lose money.

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Focused Geographic Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Longleaf Partners Global Fund | Investment Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk ■ Investments might not reach what we believe are their true values either because the market fails to recognize the value or because we misjudged it.
Longleaf Partners Global Fund | Corporate Ownership Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Ownership Risks ■ As partial owners of companies, we face a number of risks inherent in owning a business, such as operational, financial and regulatory risk. If businesses we own in the Funds are not successful in addressing these risks, their business values and stock prices may decline, which would have a negative impact on the value of your Fund shares.

Longleaf Partners Global Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk ■ Equity prices fluctuate and may decline in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, changes in trade policies resulting in higher tariffs, increased government spending, social unrest and the like. If the value of your investment goes down and you redeem your shares, you could lose money.

Longleaf Partners Global Fund | Non U S Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risks ■ Non-U.S. investment risks can include political and economic changes, non-U.S. withholding taxes, exchange controls, changes in trade policies resulting in higher tariffs, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity.

In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Fund may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. In some cases, the Fund may try to hedge to reduce the impact of currency exchange fluctuation, but does not intend to do so routinely. As a result, the Fund’s price will be more susceptible to currency fluctuations.

Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Longleaf Partners Global Fund | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Shareholder Transaction Risk ■ Certain shareholders may from time to time own a substantial amount of the shares of the Fund. The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Large redemptions may cause the Fund to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Fund’s expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Longleaf Partners Global Fund | Focused Geographic Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Geographic Risks ■ The Fund does not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Longleaf Partners Global Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk ■ Because the Fund is non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Fund’s total return, and its share value could fluctuate more than if a greater number of securities were held.